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January 30, 2007



VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Man-AHL 130, LLC
     Amendment No. 7 to Registration Statement on Form S-1
     File No. 333-126172

Dear Ladies and Gentlemen:

                  Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of Amendment No. 7 to the Registration Statement on Form S-1 relating to a proposed offering by Man-AHL 130, LLC of Units of Limited Liability Company Interests. This filing is being made solely to include certain updated exhibits in the Registration Statement. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Man-AHL 130, LLC for five years.

                  Please contact David R. Sawyier at (312) 853-7261 James B. Biery at (312) 853-7557 or Nathan Ballard at (312) 853-2667 with any questions or comments.



Very Truly Yours,


/s/ James B. Biery
----------------------
James B. Biery






       Sidley Austin LLP is a limited liability partnership practicing in
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